SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PREPARATION - Equipment (Details)	12 Months Ended
Mar. 31, 2022
Lab Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of equipment	5 years
Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of equipment	3 years